Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (89,722)	$ (43,614)	$ (134,815)	$ (91,661)	$ (279,107)	$ (238,660)	$ (124,513)
Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	40	2,202	2,801	(8,376)	(13,293)	(11,333)	(8,558)
Total other comprehensive gain (loss)	40	2,202	2,801	(8,376)	(13,293)	(11,333)	(8,558)
Comprehensive (loss) income	$ (89,682)	$ (41,412)	$ (132,014)	$ (100,037)	$ (292,400)	$ (249,993)	$ (133,071)